Cover	Apr. 23, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 11, 2020, Immunic, Inc. (the “Company”) entered into an amendment (the “Amendment”) to the Securities Purchase Agreement, dated April 23, 2020, between the Company and the investors party thereto. The Amendment (i) clarifies that the financing participation rights granted to the applicable investors do not apply to sales made pursuant to at the market offerings under the Company’s existing Sales Agreement with SVB Leerink LLC, and (ii) provides that the participation right will be extended from April 27, 2021 to May 26, 2021.
Document Period End Date	Apr. 23, 2020
Entity File Number	001-36201
Entity Registrant Name	IMMUNIC, INC.
Entity Central Index Key	0001280776
Entity Tax Identification Number	56-2358443
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1200 Avenue of the Americas
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	10036
City Area Code	(332)
Local Phone Number	255-9818
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	IMUX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false